Note 3 - Liquidity and Management Plans (Details Textual) - USD ($)		1 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 27, 2017	Mar. 17, 2017	Mar. 31, 2017	Dec. 31, 2013	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2015
Proceeds from Convertible Debt				$ 3,100,000	$ 3,100,000	$ 3,059,000
Convertible Debt [Member]
Proceeds from Convertible Debt						3,076,000
Debt Instrument, Convertible, Conversion Price					$ 1.125
Debt Conversion, Original Debt, Amount						$ 2,750,000
Debt Conversion, Converted Instrument, Shares Issued				418,332				200,776
Convertible Debt [Member] | Scenario, Forecast [Member]
Debt Conversion, Original Debt, Amount	$ 3,000,000
Debt Conversion, Converted Instrument, Shares Issued	4,183,333
Debt Conversion, Original Debt Accrued Interest, Amount	$ 137,500
Subsequent Event [Member]
Proceeds from Convertible Debt			$ 3,100,000
Subsequent Event [Member] | Convertible Debt [Member]
Debt Instrument, Debt Default, Settlement Offer Conversion Rate		$ 0.75
Debt Instrument, Convertible, Conversion Price, Discount		$ 0.375
Debt Instrument, Convertible, Conversion Price, Discount rate		33.30%
Debt Instrument, Convertible, Conversion Price		$ 1.125